Label	Element	Value
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	$ 58,850,000,000
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	74,702,000,000
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	65,370,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	61,973,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	39,460,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	41,626,000,000
Cash Collateral And Net Settlement Accounts	hsbc_CashCollateralAndNetSettlementAccounts	10,900,000,000
Cash Collateral And Net Settlement Accounts	hsbc_CashCollateralAndNetSettlementAccounts	14,075,000,000
Cash Collateral And Net Settlement Accounts	hsbc_CashCollateralAndNetSettlementAccounts	12,376,000,000
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	11,593,000,000
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	21,685,000,000
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	20,132,000,000
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(1,647,000,000)	[1]
HSBC Holdings [Member]
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	2,964,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	4,548,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	102,000,000
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	890,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	0
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	0
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	3,496,000,000
Other equity interest [member]
Equity	ifrs-full_Equity	22,250,000,000
Other equity interest [member] | HSBC Holdings [Member]
Equity	ifrs-full_Equity	22,107,000,000
Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	(222,000,000)
Non-controlling interests [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(41,000,000)	[1]
Equity	ifrs-full_Equity	7,580,000,000
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(1,021,000,000)	[1],[2]
Equity	ifrs-full_Equity	(1,371,000,000)	[2]
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] | HSBC Holdings [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(59,000,000)
Retained earnings [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(585,000,000)	[1],[3],[4]
Retained earnings [member] | HSBC Holdings [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	949,000,000	[5],[6]
Issued capital [member] | HSBC Holdings [Member]
Equity	ifrs-full_Equity	10,160,000,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(19,072,000,000)
Equity attributable to owners of parent [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption1	hsbc_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption1	(1,606,000,000)	[1]
Equity	ifrs-full_Equity	$ 188,644,000,000

[1]	The impact of transitioning to IFRS 9 at 1 January 2018 on the consolidated financial statements of HSBC was a decrease in net assets of $1.6bn, arising from a decrease of $2.2bn from additional impairment allowances, a decrease of $0.9bn from our associates reducing their net assets, an increase of $1.1bn from the remeasurement of financial assets and liabilities as a consequence of classification changes and an increase in net deferred tax assets of $0.4bn.
[2]	The $350m at 31 December 2017 represents the IAS 39 available-for-sale fair value reserve as at 31 December 2017.
[3]	At 31 December 2019, retained earnings included 432,108,782 treasury shares (2018: 379,926,645; 2017: 360,590,019). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Global Markets.
[4]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[5]	At 31 December 2019, retained earnings included 326,191,804 ($2,543m) of treasury shares (2018: 326,503,319 ($2,546m); 2017: 326,843,840 ($2,542m)).
[6]	HSBC Holdings distributable reserves at 31 December 2019 of $31,656m (2018: $30,705m) represents realised profits for the year included in retained earnings of $11,516m (2018: $14,974m) and in merger reserve of $15,731m (2018: $15,731m). The distributable reserves are lower than retained earnings of $62,484m (2018: $61,434m). In 2018, $44,893m (2019: nil) represented income generated from restructuring the Group’s Asia operation to meet resolution and recovery requirements, which does not form part of distributable reserves.